Annual Fund Operating Expenses - COLUMBIA HIGH YIELD MUNICIPAL FUND	Oct. 01, 2020
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.88%	[1]
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.86%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.63%	[1]
Fee Waiver or Reimbursement	(0.17%)	[2]
Net Expenses (as a percentage of Assets)	1.46%
Class Inst
Operating Expenses:
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.68%	[1]
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.66%
Class Inst2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.64%	[1]
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.62%
Class Adv
Operating Expenses:
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.68%	[1]
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.66%
Class Inst3
Operating Expenses:
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.59%	[1]
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.57%

[1]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through September 30, 2021, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board). Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.85% for Class A, 0.65% for Class Adv, 1.60% for Class C, 0.65% for Class Inst, 0.61% for Class Inst2 and 0.56% for Class Inst3. The fee waivers and/or expense reimbursements shown in the table for Class C also reflect the contractual waiver of distribution and/or service fees payable under the Fund’s Plan of Distribution through September 30, 2021 or such earlier date as may be determined at the sole discretion of the Fund’s Board, so that the fees do not exceed the annual rate of 0.80% for Class C.